OTHER NON-CURRENT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Components of other non-current assets

	As of December 31,
	2020	2021
Long-term receivables from suppliers (1)	$4,442	$4,112
Legal deposit (2)	104	104
Other non-current assets, gross	$4,546	$4,216
Less: impairment for uncollectible receivables (3)	—	(4,216)
Other non-current assets, net	4,546	—
(1)	Other non-current assets mainly represented the receivable from a foreign supplier, Brueggmann Group (“BG”) in Germany for payment of automobiles purchase early in 2016. BG has never delivered the automobiles. The Gross prepayment amounts were $4,231 and $3,916, as of December 31, 2020 and 2021, respectively.

In August 2018, the Group filed a lawsuit under the district court of Hamburg (Landgericht Hamburg) against 1) Michael Brueggmann-Kirschberger and 2) Dirk Bjoern Kirschberger ("Defendants"), who are the CEO and Marketing Director of BG. respectively. The Group filed this lawsuit to assert its refund claims against Defendants in the amount of EUR 3,459,706 plus interest. The first oral hearing took place in February 2020 before the district court. Further hearings followed in June and October 2020. In all these hearings, the Court focused on the question whether it has jurisdiction over the case. With its interlocutory judgement, which was issued by the Court on November 16, 2020, the court confirmed its jurisdiction. Defendants are entitled to appeal this decision and ask the Higher Regional Court in Hamburg for review. With letter dated December 9, 2020 submitted to external legal counsel on December 18, 2020, Defendants have appealed this judgement. With judgement issued by the district court of Hamburg (Landgericht Hamburg) on December 6, 2021, the district court ruled the case in favour of the Group as requested by the Group.

Submitted to external legal counsel on January 05, 2022, Defendants have appealed against this judgement to the Higher District Court of Hamburg.

(2)	Legal deposit is the amounts paid to the lawyer related to the case mentioned in above note.
(3)	As the Defendants have appealed against the judgement in January, 2022, the Company expects that Defendants are not willing to repay the receivables even if Defendants lose the lawsuit. The Company recognized impairment of nil and $4,216 for the receivables from BG and the legal deposit as well as the other suppliers as of December 31, 2020 and 2021.